Prior Year Business Combinations and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Unaudited Pro Forma Financial Information

in millions, except per share data for the year ended,	2010
Revenue	$980.7
Net income attributable to Federated Investors, Inc.	$186.6

Earnings per share – Basic and Diluted
Net income attributable to Federated Investors, Inc.	$1.80